Revenues - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Current	$ 3,198	$ 3,101
Non-current	8,233	10,760
Total	$ 11,431	$ 13,861